Loans to Customers	12 Months Ended
Dec. 31, 2023
Loans to customers [abstract]
Loans to Customers
12.
Loans to customers

	2022	2023

Gross loans to customers	3,369,512	4,478,489
Less: allowance for impairment losses (Note 7)	(214,702)	(242,532)

Total loans to customers	3,154,810	4,235,957

All loans to customers issued by the Group were allocated to the Fintech segment for internal segment reporting purposes.

Movements in allowances for impairment losses on loans to customers for the years ended 31 December 2021, 2022 and 2023 are disclosed in Note 7.

As at 31 December 2022 and 2023, accrued interest of KZT 35,924 million and KZT 46,207 million, respectively, was included in loans to customers.

Loans with principal or accrued interest in arrears for more than 90 days are classified as non-performing loans (“NPL”). Allowance for impairment losses to NPLs reflects the Group’s total provision as a percentage of NPL’s. Considering the ratio represents allowance for impairment losses for all loans as a percentage of NPLs, the ratio can be more than 100%. These loans were classified in Stage 3.

The following table sets forth the Group’s outstanding NPLs as compared to the total allowance for impairment losses on total loans to customers:

	Gross NPLs	Total allowance for impairment losses	Total allowance for impairment losses to Gross NPLs

As at 31 December 2022	211,581	214,702	101%
As at 31 December 2023	244,161	242,532	99%

Provision expenses on loans to customers:

	2021	2022	2023
Provision expenses on loans to customers:
Loans to customers	(31,981)	(53,245)	(76,888)

Total provision expenses on loans to customers	(31,981)	(53,245)	(76,888)

The Group did not provide loans which individually exceeded 10% of the Group’s equity.

The gross carrying amount and related allowance for impairment losses on loans to customers by stage were as follows:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total

Gross loans to customers	3,058,897	40,934	264,927	4,754	3,369,512
Allowance for impairment losses	(67,604)	(11,785)	(135,313)	-	(214,702)
Carrying amount as at 31 December 2022	2,991,293	29,149	129,614	4,754	3,154,810

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total

Gross loans to customers	4,048,478	55,804	363,703	10,504	4,478,489
Allowance for impairment losses	(59,939)	(16,290)	(166,042)	(261)	(242,532)
Carrying amount as at 31 December 2023	3,988,539	39,514	197,661	10,243	4,235,957

During the years ended 31 December 2022 and 2023, the Group has restructured loans to customers, which were classified as NPL, in the amount of KZT 55,190 million and KZT 98,925 million, respectively, by providing an interest free extended repayment schedule. During the years ended 31 December 2022 and 2023, KZT 5,951 million and KZT 35,168 million of restructured loans were collected.

As at 31 December 2022 and 2023, the Group’s restructured loans in Stage 3 amounted to the gross carrying amount of KZT 22,534 million and KZT 57,571 million, respectively.

As at 31 December 2022 and 2023, the Group’s restructured loans in Stage 2 amounted to the gross carrying amount of KZT nil and KZT 8,821 million, respectively.

As at 31 December 2022 and 2023, the Group’s restructured loans in Stage 1 amounted to the gross carrying amount of KZT nil and KZT 1,568 million, respectively.

As at 31 December 2022 and 2023, the Group recognized restructured loans as POCI loans with gross carrying amount of KZT 4,754 million and KZT 10,504 million, respectively.